Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document and Entity Information
Entity Registrant Name	DISH DBS CORP
Entity Central Index Key	0001042642
Document Type	S-4
Document Period End Date	Mar. 31, 2013
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer